Deferred Tax Assets And Deferred Tax Liabilities - Summary of Deferred Income assets And Liabilities Net (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets and liabilities [abstract]
Deferred tax assets	¥ 4,990,352	¥ 4,873,370
Deferred tax liabilities	(694,090)	(833,694)
Net amount	¥ 4,296,262	¥ 4,039,676